Fair Value Measurements (Schedule of Fair Values Determined by Level 3 Inputs) (Details) - Recurring [Member] - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Assets:
Anti-dilutive nature of employment agreement included in goodwill	$ 235,350
Liabilities:
Original issue discount, convertible debt	638,000	$ 979,569
Derivative liability, warrants	33,312	46,375
Total:	671,312	1,025,944
Level 1 [Member]
Assets:
Anti-dilutive nature of employment agreement included in goodwill
Liabilities:
Original issue discount, convertible debt
Derivative liability, warrants
Total:
Level 2 [Member]
Assets:
Anti-dilutive nature of employment agreement included in goodwill
Liabilities:
Original issue discount, convertible debt
Derivative liability, warrants
Total:
Level 3 [Member]
Assets:
Anti-dilutive nature of employment agreement included in goodwill	235,350
Liabilities:
Original issue discount, convertible debt	638,000	979,569
Derivative liability, warrants	33,312	46,375
Total:	$ 671,312	$ 1,025,944